September 19, 2014

Via EDGAR

Michelle Roberts
Senior Attorney
Division of Investment Management
Office of Insurance Products
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549
Re:    Principal Variable Contracts, Inc.
File Numbers 002-35570, 811-01944
Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A
Dear Ms. Roberts,
Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Principal Variable Contracts, Inc. (the “Registrant”) is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
This Amendment relates to Class 2 shares of four existing series: the Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 Accounts. Because this share class and these series currently exist and other disclosure in the filing has been reviewed as part of the annual update process, the Registrant requests selective review of the disclosure relevant to the limited changes in this filing (for example, annual fund operating expense information and examples). See Release No. 33-6510 (February 15, 1984).
The Registrant is not filing the Amendment to update or amend the prospectuses or statement of additional information for the Registrant’s other series.
Please note that the Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, 5% and 25% ownership information.
The Amendment consists of the following:

(1)	Facing Page,

(2)	Part A (a prospectus for only the classes and series listed above),

(3)
Part B (an amended and restated Statement of Additional Information that includes each of the Registrant’s series as well as revisions related to the addition of classes of shares to certain series as listed above),

(4)	Part C, and

(5)	Signature pages.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please call me at 515-235-1209 or Jennifer Mills at 515-235-9154 if you have any questions.
Sincerely,
/s/ Britney Schnathorst
Britney Schnathorst
Counsel, Registrant